LVIP SSGA Developed International 150 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.75%
Australia–2.77%
AGL Energy	499,672	$ 5,229,236
Fortescue Metals Group	796,497	4,899,253
Scentre Group	5,419,523	5,190,951
Sonic Healthcare	352,590	5,299,365
		20,618,805
Belgium–1.47%
Ageas	149,176	6,237,186
Anheuser-Busch InBev	105,310	4,700,442
		10,937,628
Canada–0.59%
Teck Resources Class B	579,400	4,392,950
		4,392,950
Denmark–0.68%
Danske Bank	453,483	5,046,993
		5,046,993
Finland–1.35%
Fortum	333,425	4,918,445
Stora Enso Class R	514,326	5,142,665
		10,061,110
France–9.19%
Atos	74,956	4,993,958
AXA	269,102	4,556,418
BNP Paribas	153,150	4,471,247
Bouygues	145,602	4,225,538
Cie de Saint-Gobain	211,930	5,085,351
Creditricole	603,305	4,268,920
Klepierre	194,714	3,711,552
Orange	365,194	4,421,569
Peugeot	355,431	4,768,737
Publicis Groupe	169,300	4,877,149
Renault	236,809	4,500,480
Sanofi	56,924	4,928,183
Societe Generale	274,025	4,489,116
TOTAL	139,606	5,449,047
Unibail-Rodamco-Westfield	64,462	3,695,377
		68,442,642
Germany–4.45%
Bayerische Motoren Werke	93,382	4,767,074
Covestro	151,191	4,588,366
Daimler	145,304	4,339,382
Fresenius & Co.	129,003	4,803,125
Fresenius Medical Care & Co.	75,461	4,925,787
HeidelbergCement	115,267	4,969,430
Siemens	56,158	4,798,230
		33,191,394
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong–5.97%
CK Asset Holdings	964,000	$ 5,278,359
CK Hutchison Holdings	754,014	5,025,621
Henderson Land Development	1,245,300	4,713,313
Hongkong Land Holdings	1,241,500	4,644,893
Jardine Matheson Holdings	100,800	5,073,456
New World Development	4,431,000	4,766,636
Sino Land	4,138,000	5,252,062
Sun Hung Kai Properties	371,500	4,897,269
Wharf Real Estate Investment	1,178,000	4,847,080
		44,498,689
Italy–1.81%
Atlantia	356,622	4,495,627
Intesa Sanpaolo	2,686,603	4,347,083
Mediobanca Banca di Credito Finanziario	857,417	4,675,649
		13,518,359
Japan–44.06%
AGC	208,100	5,070,876
Asahi Group Holdings	149,300	4,843,766
Asahi Kasei	747,900	5,319,637
Astellas Pharma	336,900	5,190,739
Bridgestone	161,600	4,994,158
Brother Industries	316,100	4,787,800
Canon	219,644	4,773,068
Chubu Electric Power	371,100	5,261,492
Chugoku Electric Power	358,900	5,033,445
Fuji Electric	237,700	5,413,879
FUJIFILM Holdings	108,400	5,341,902
Hitachi	181,726	5,220,332
Honda Motor	218,400	4,887,012
Inpex	893,700	5,060,075
Isuzu Motors	711,400	4,732,522
ITOCHU	227,417	4,706,306
Japan Post Holdings	631,200	4,964,481
Japan Tobacco	265,846	4,917,270
JXTG Holdings	1,402,200	4,777,836
Kajima	505,500	5,166,978
Kansai Electric Power	482,900	5,404,977
KDDI	168,600	4,980,205
Kirin Holdings	249,800	4,965,799
Komatsu	297,000	4,806,474
Kyocera	85,500	5,095,410
Kyushu Railway	164,400	4,739,735
LIXIL Group	417,000	5,216,136
Marubeni	891,716	4,425,641
Mazda Motor	831,300	4,422,261
Medipal Holdings	276,500	5,166,657
Mitsubishi	218,000	4,611,187
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Chemical Holdings	805,200	$ 4,781,303
Mitsubishi Heavy Industries	185,900	4,724,220
Mitsubishi UFJ Financial Group	1,216,700	4,552,347
Mitsui & Co.	337,900	4,691,302
Mitsui Chemicals	252,500	4,752,591
Mizuho Financial Group	4,067,500	4,666,558
NEC	146,900	5,389,635
NGK Insulators	371,600	4,836,305
NH Foods	149,100	5,220,753
Nikon	500,600	4,646,350
Nippon Express	102,200	5,028,021
Nippon Telegraph & Telephone	210,100	5,024,881
Nomura Holdings	1,154,700	4,916,267
Obayashi	608,200	5,160,898
Oji Holdings	992,400	5,343,870
Ono Pharmaceutical	241,700	5,588,153
Otsuka Holdings	142,900	5,622,970
Resona Holdings	1,515,034	4,542,536
Ricoh	628,300	4,639,574
Seiko Epson	426,700	4,592,548
Seven & i Holdings	153,600	5,072,622
Shimizu	651,500	5,119,902
Shionogi & Co.	108,100	5,345,433
SUMCO	396,400	5,135,412
Sumitomo	412,100	4,699,687
Sumitomo Chemical	1,679,000	4,960,528
Sumitomo Electric Industries	486,300	5,080,852
Sumitomo Mitsui Financial Group	184,700	4,486,988
Taisei	174,100	5,351,318
TDK	62,100	4,839,786
Tohoku Electric Power Holdings	532,900	5,159,255
Toppan Printing	333,400	5,134,717
Tosoh	439,900	4,971,352
Toyota Tsusho	212,500	4,963,865
Yamaha Motor	408,700	4,914,591
		328,255,446
Netherlands–4.35%
ABN AMRO Bank	485,785	3,942,029
ING Groep	730,262	3,741,930
Koninklijke Ahold Delhaize	209,478	4,880,113
Koninklijke Philips	127,038	5,172,166
NN Group	180,352	4,901,199
Randstad	135,278	4,774,219
Royal Dutch Shell Class B	297,120	4,983,909
		32,395,565
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.67%
Wilmar International	2,200,658	$ 4,976,582
		4,976,582
Spain–4.45%
ACS Actividades de Construccion y Servicios	293,414	5,765,043
Banco Bilbao Vizcaya Argentaria	1,376,417	4,262,146
Banco de Sabadell	8,926,783	4,514,415
Banco Santander	1,795,907	4,272,138
Enagas	235,837	4,706,591
Repsol	592,055	5,281,870
Telefonica	942,722	4,339,303
		33,141,506
Switzerland–2.61%
Adecco Group	126,531	4,986,157
†Glencore	3,045,941	4,610,177
Novartis	62,106	5,123,669
†UBS Group (New York Shares)	514,148	4,712,738
		19,432,741
United Kingdom–11.73%
Aegon	1,772,710	4,427,170
Aviva	1,607,092	5,359,715
British American Tobacco	152,119	5,181,974
BT Group	2,935,404	4,269,736
Centrica	9,300,582	4,382,348
Fiat Chrysler Automobiles	640,739	4,644,240
HSBC Holdings (London Shares)	757,049	4,271,452
Imperial Brands	292,703	5,401,936
ITV	6,498,007	5,328,590
J Sainsbury	1,920,593	4,969,360
Kingfisher	2,565,003	4,505,450
Lloyds Banking Group	11,588,064	4,605,932
Marks & Spencer Group	3,911,320	4,741,440
Pearson	785,099	5,388,798
Rio Tinto	109,656	5,064,736
Tesco	1,798,341	5,110,751
Wm Morrison Supermarkets	2,169,015	4,738,543
WPP	741,782	5,043,323
		87,435,494
United States–0.60%
Carnival	367,119	4,475,170
		4,475,170
Total Common Stock (Cost $897,564,700)		720,821,074

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–1.23%
Germany–1.23%
Porsche Automobil Holding 3.24%	112,404	$ 4,698,529
Volkswagen 2.67%	38,741	4,462,829
Total Preferred Stocks (Cost $14,113,545)		9,161,358

MONEY MARKET FUND–1.49%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	11,064,442	11,064,442
Total Money Market Fund (Cost $11,064,442)		11,064,442

TOTAL INVESTMENTS–99.47% (Cost $922,742,687)	741,046,874
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	3,945,904
NET ASSETS APPLICABLE TO 131,760,819 SHARES OUTSTANDING–100.00%	$744,992,778

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
240	E-mini MSCI EAFE Index	$18,711,600	$17,711,926	6/19/20	$999,674	$—
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$20,618,805	$—	$20,618,805
Belgium	—	10,937,628	—	10,937,628
Canada	4,392,950	—	—	4,392,950
Denmark	—	5,046,993	—	5,046,993
Finland	—	10,061,110	—	10,061,110
France	—	68,442,642	—	68,442,642
Germany	—	33,191,394	—	33,191,394
Hong Kong	—	44,498,689	—	44,498,689
Italy	—	13,518,359	—	13,518,359
Japan	—	328,255,446	—	328,255,446
Netherlands	—	32,395,565	—	32,395,565
Singapore	—	4,976,582	—	4,976,582
Spain	—	33,141,506	—	33,141,506
Switzerland	—	19,432,741	—	19,432,741
United Kingdom	—	87,435,494	—	87,435,494
United States	—	4,475,170	—	4,475,170
Preferred Stocks	—	9,161,358	—	9,161,358
Money Market Fund	11,064,442	—	—	11,064,442
Total Investments	$15,457,392	$725,589,482	$—	$741,046,874
Derivatives:

Assets:
Futures Contract	$999,674	$—	$—	$999,674
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Developed International 150 Fund–5